Restricted Net Assets - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2016 CNY (¥)
Restricted Net Assets [Line Items]
Percentage of after tax profits allocated to general reserve	10.00%
Percentage of reserve fund to registered capital when appropriation not required	50.00%
Restricted net assets	¥ 178,588